UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09261

FOXBY CORP.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Foxby Corp.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900
Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

	FOXBY CORP.
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2016
	(Unaudited)
Shares		Value
	Common Stocks (118.24%)
	Cigarettes (1.52%)
1,000	Philip Morris International, Inc.	$98,110

	Computer Communications Equipment (3.96%)
9,000	Cisco Systems, Inc. (a)	256,230

	Computer and Computer Software Stores (1.84%)
3,750	GameStop Corp.	118,988

	Computer & Office Equipment (0.94%)
400	International Business Machines Corporation (a)	60,580

	Electronic & Other Electrical Equipment (0.84%)
1,000	Emerson Electric Co.	54,380

	Electronic Computers (2.02%)
1,200	Apple Inc. (a) (b)	130,788

	Finance Services (0.95%)
1,000	American Express Company (a)	61,400

	Fire, Marine & Casualty Insurance (8.54%)
3,500	Berkshire Hathaway, Inc. Class B (a) (b)	496,580
1,000	W.R. Berkley Corporation	56,200
		552,780

	Industrial Trucks, Tractors, Trailers, and Stackers (1.94%)
2,300	PACCAR Inc.	125,787

	Information Retrieval Services (5.89%)
500	Alphabet Inc. Class A (a) (b)	381,450

	Investment Advice (11.86%)
900	Affiliated Managers Group, Inc.	146,160
900	Ameriprise Financial, Inc. (a)	84,609
700	Diamond Hill Investment Group, Inc. (b)	124,152
9,000	Franklin Resources, Inc. (a)	351,450
2,000	Invesco Ltd.	61,540
		767,911

	In Vitro & In Vivo Diagnostic Substances (3.47%)
6,000	Myriad Genetics, Inc. (b)	224,580

	Leather & Leather Products (1.41%)
1,600	Michael Kors Holdings Limited (b)	91,136

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments (1.49%)
1,000	Ralph Lauren Corp.	96,260

	Miscellaneous Homefurnishings Stores (1.92%)
2,500	Bed Bath & Beyond Inc. (b)	124,100

	Motor Vehicles & Passenger Car Bodies (7.76%)
4,800	Daimler AG	368,784
4,250	General Motors Company (a)	133,578
		502,362

	National Commercial Banks (4.48%)
6,000	Wells Fargo & Company (a)	290,160

	Other Chemical Products (2.65%)
1,500	Praxair Inc.	171,675

	Paperboard Containers & Boxes (0.70%)
1,000	REXAM PLC (b)	45,300

	Petroleum Refining (1.29%)
1,000	Exxon Mobil Corp.	83,590

	Pharmaceutical Preparations (1.78%)
1,000	Sanofi ADR (b)	40,160
675	United Therapeutics Corporation (b)	75,215
		115,375

	Poultry Slaughtering and Processing (1.96%)
5,000	Pilgrims Pride Corporation (b)	127,000

	Printed Circuit Boards (1.62%)
9,375	Kimball Electronics, Inc. (b)	104,719

	Railroad Equipment (2.50%)
5,850	The Greenbrier Companies, Inc.	161,694

	Real Estate (0.88%)
5,000	NorthStar Asset Management Group Inc.	56,750

	Real Estate Investment Trusts (1.12%)
2,000	Tanger Factory Outlet Centers, Inc.	72,780

	Retail Consulting and Investment (0.01%)
72,728	Amerivon Holdings LLC (c)	727

	Retail - Auto Dealers & Gasoline Stations (1.66%)
2,300	AutoNation, Inc. (b)	107,364

	Retail - Drug Stores and Proprietary Stores (2.65%)
2,500	Express Scripts Holding Company (a) (b)	171,725

	Retail - Eating Places (7.09%)
3,000	McDonald's Corp. (a)	377,040
400	Panera Bread Company (a) (b)	81,932
		458,972

	Retail - Family Clothing Stores (1.63%)
3,600	The GAP, Inc. (a)	105,840

	Retail - Miscellaneous Shopping Goods Stores (2.22%)
4,000	Hibbett Sports, Inc. (b)	143,600

	Retail - Variety Stores (4.02%)
3,800	Wal-Mart Stores, Inc. (a)	260,262

	Services - Advertising Agencies (1.09%)
850	Omnicom Group Inc.	70,746

	Services - Business Services (2.08%)
7,000	The Western Union Company	135,030

	Services - Educational Services (2.03%)
2,500	Capella Education Company	131,600

	Services - Medical Laboratories (2.35%)
1,300	Laboratory Corporation of America Holdings (b)	152,269

	Services - Prepackaged Software (0.65%)
11,069	GlobalSCAPE, Inc.	42,062

	Sporting Goods Stores (2.60%)
3,600	Dick's Sporting Goods, Inc.	168,300

	Telecommunication Carriers (2.48%)
10,000	Inteliquent, Inc.	160,500

	Textile Goods (2.36%)
19,000	Iconix Brand Group, Inc. (b)	152,950

	Transportation Equipment (2.89%)
1,900	Polaris Industries Inc.	187,111

	Wholesale - Computers & Peripheral Equipment & Software (1.66%)
3,000	Ingram Micro Inc. (b)	107,730

	Wholesale - Drugs Proprietaries & Druggists' Sundries (0.89%)
365	McKesson Corporation	57,396

	Wholesale - Electronic Parts & Equipment (1.37%)
2,000	Avnet, Inc. (a)	88,600

	Wholesale - Industrial Machinery & Equipment (1.18%)
1,000	MSC Industrial Direct Co., Inc.	76,310

	Total common stocks (Cost $6,544,410)	7,654,979

	Preferred Stocks (1.72%)
	Retail Consulting and Investment (1.72%)
198,498	Amerivon Holdings LLC (c) (Cost $549,169)	111,159

	Money Market Fund (0.04%)
2,504	SSgA Money Market Fund, 7 day annualized yield 0.18% (Cost $2,504)	2,504

	Total investments (Cost $7,096,083) (120.00%)	7,768,642

	Liabilities in excess of other assets (-20.00%)	(1,294,883)
	.
	Net assets (100.00%)	$6,473,759

(a) All or a portion of these securities, have been segregated as collateral and held as collateral in a segregated account pursuant to the Committed Facility Agreement. As of March 31, 2016, the value of securities pledged as collateral was $3,332,223 and there were no securities on loan under the lending agreement.

(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected close of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Investment Manager, under the direction of or pursuant to procedures approved by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Cigarettes	$ 98,110	$ -	$ -	$ 98,110
Computer Communications Equipment	256,230	-	-	256,230
Computer and Computer Software Stores	118,988	-	-	118,988
Computer & Office Equipment	60,580	-	-	60,580
Electronic & Other Electrical Equipment	54,380	-	-	54,380
Electronic Computers	130,788	-	-	130,788
Finance Services	61,400	-	-	61,400
Fire, Marine & Casualty Insurance	552,780	-	-	552,780
Industrial Trucks, Tractors, Trailers, and Stackers	125,787	-	-	125,787
Information Retrieval Services	381,450	-	-	381,450
Investment Advice	767,911	-	-	767,911
In Vitro & In Vivo Diagnostic Substances	224,580	-	-	224,580
Leather & Leather Products	91,136	-	-	91,136
Men's & Boys' Furnishings, Work Clothing & Allied Garments	96,260	-	-	96,260
Miscellaneous Homefurnishings Stores	124,100	-	-	124,100
Motor Vehicles & Passenger Car Bodies	502,362	-	-	502,362
National Commercial Banks	290,160	-	-	290,160
Other Chemical Products	171,675	-	-	171,675
Paperboard Containers & Boxes	45,300	-	-	45,300
Petroleum Refining	83,590	-	-	83,590
Pharmaceutical Preparations	115,375	-	-	115,375
Poultry Slaughtering and Processing	127,000	-	-	127,000
Printed Circuit Boards	104,719	-	-	104,719
Railroad Equipment	161,694	-	-	161,694
Real Estate	56,750	-	-	56,750
Real Estate Investment Trusts	72,780	-	-	72,780
Retail Consulting and Investment	-	-	727	727
Retail – Auto Dealers & Gasoline Stations	107,364	-	-	107,364
Retail – Drug Stores and Proprietary Stores	171,725	-	-	171,725
Retail – Eating Places	458,972	-	-	458,972
Retail – Family Clothing Stores	105,840	-	-	105,840
Retail – Miscellaneous Shopping Goods Stores	143,600	-	-	143,600
Retail – Variety Stores	260,262	-	-	260,262
Services – Advertising Agencies	70,746	-	-	70,746
Services – Business Services	135,030	-	-	135,030
Services – Educational Services	131,600	-	-	131,600
Services – Medical Laboratories	152,269	-	-	152,269
Services – Prepackage Software	42,062	-	-	42,062
Sporting Goods Stores	168,300	-	-	168,300
Telecommunication Carriers	160,500	-	-	160,500
Textile Goods	152,950	-	-	152,950
Transportation Equipment	187,111	-	-	187,111
Wholesale – Computers & Peripheral Equipment & Software	107,730	-	-	107,730
Wholesale – Drugs Proprietaries & Druggists' Sundries	57,396	-	-	57,396
Wholesale – Electronic Parts & Equipment	88,600	-	-	88,600
Wholesale – Industrial Machinery & Equipment	76,310	-	-	76,310
Preferred Stocks
Retail Consulting and Investment	-	-	111,159	111,159
Money Market Fund	2,504	-	-	2,504
Total investments, at value	$7,656,756	$ -	$ 111,886	$7,768,642

There were no securities transferred from level 1 on December 31, 2015 to level 2 on March 31, 2016.

The following is a reconciliation of level 3 assets:

	Common Stocks	Preferred Stocks	Total
Balance of level 3 assets at December 31, 2015	$ 727	$ 111,159	$ 111,886
Payment in-kind dividends	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Balance at March 31, 2016	$ 727	$ 111,159	$ 111,886
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2016	$ -	$ -	$ -

There were no transfers into or out of level 3 assets during the period.

The Investment Manager, under the direction of the Fund's Board of Directors, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Directors.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2016:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Retail Consulting and Investment	$ 727	Value of liquidation preference per share	Discount rate due to lack of marketability	80%
Preferred stocks
Retail Consulting and Investment	$ 111,159	Value of liquidation preference per share	Discount rate due to lack of marketability	80%

Cost for Federal Income Tax Purposes
As of March 31, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $7,096,083 and net unrealized appreciation was $672,559, comprised of gross unrealized appreciation of $1,405,072 and gross unrealized depreciation of $732,513. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be considered illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2016 were as follows:

	Acquisition Date	Cost	Value
Amerivon Holdings LLC preferred shares	9/20/07	$ 549,169	$ 111,159
Amerivon Holdings LLC common equity units	9/20/07	0	727
Total		$ 549,169	$ 111,886
Percent of net assets		8%	2%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Foxby Corp.

By : /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 24, 2016
Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)